Commitments and Contingencies - Future minimum payments for operating leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 6,674
2020	5,153
2021	3,308
2022	2,390
2023	1,939
Thereafter	14,703
Future minimum lease payments	$ 34,167